Deposits and other borrowings (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Deposits and other borrowings
Deposits and other borrowings	$ 676,352	$ 659,129	$ 645,606
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
Australia
Deposits and other borrowings
Deposits and other borrowings	$ 577,317	566,152	548,351
Deposits and other borrowings, percentage movement from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 32,227	30,507	27,048
Deposits and other borrowings, percentage movement from prior period	6.00%
Deposits and other borrowings, percentage movement from same period of prior year	19.00%
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 54,967	55,180	54,829
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 349,419	352,544	361,609
Deposits and other borrowings, percentage movement from prior period	(1.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(3.00%)
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 140,704	127,921	104,865
Deposits and other borrowings, percentage movement from prior period	10.00%
Deposits and other borrowings, percentage movement from same period of prior year	34.00%
New Zealand
Deposits and other borrowings
Deposits and other borrowings	$ 77,321	71,202	75,622
Deposits and other borrowings, percentage movement from prior period	9.00%
Deposits and other borrowings, percentage movement from same period of prior year	2.00%
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 2,618	2,588	2,783
Deposits and other borrowings, percentage movement from prior period	1.00%
Deposits and other borrowings, percentage movement from same period of prior year	(6.00%)
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 12,251	12,674	14,706
Deposits and other borrowings, percentage movement from prior period	(3.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(17.00%)
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 28,395	27,517	30,188
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	(6.00%)
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 34,057	28,423	27,945
Deposits and other borrowings, percentage movement from prior period	20.00%
Deposits and other borrowings, percentage movement from same period of prior year	22.00%
Other overseas
Deposits and other borrowings
Deposits and other borrowings	$ 21,714	21,775	21,633
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 13,922	13,200	14,903
Deposits and other borrowings, percentage movement from prior period	5.00%
Deposits and other borrowings, percentage movement from same period of prior year	(7.00%)
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,340	1,178	1,008
Deposits and other borrowings, percentage movement from prior period	14.00%
Deposits and other borrowings, percentage movement from same period of prior year	33.00%
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 2,047	1,883	1,696
Deposits and other borrowings, percentage movement from prior period	9.00%
Deposits and other borrowings, percentage movement from same period of prior year	21.00%
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 4,405	$ 5,514	$ 4,026
Deposits and other borrowings, percentage movement from prior period	(20.00%)
Deposits and other borrowings, percentage movement from same period of prior year	9.00%